Business Combination - Details Of Shares issued Post Business Combination (Details) - shares	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020
Business Acquisition [Line Items]
Stock issued	1,618,199
After Business Combination
Business Acquisition [Line Items]
Stock issued		13,984,000
After Business Combination | Public Stockholders
Business Acquisition [Line Items]
Stock issued		6,564,000
After Business Combination | Initial Stockholders
Business Acquisition [Line Items]
Stock issued		1,640,000
After Business Combination | Vincera Pharma Stockholders
Business Acquisition [Line Items]
Stock issued		5,500,000
After Business Combination | Others
Business Acquisition [Line Items]
Stock issued		280,000